Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI United Kingdom Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
Babcock International Group PLC	23,865	$302,034
Chemring Group PLC	25,559	166,232
Cohort PLC	3,303	65,730
QinetiQ Group PLC	47,048	316,492
Senior PLC	39,167	89,501
		939,989
Automobile Components — 0.4%
AB Dynamics PLC	1,744	40,769
Dowlais Group PLC	127,012	113,784
		154,553
Automobiles — 0.1%
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	25,715	29,206
Banks — 1.5%
Lion Finance Group PLC	3,316	298,507
Metro Bank Holdings PLC(b)	32,752	51,189
TBC Bank Group PLC	3,980	239,433
		589,129
Beverages — 0.7%
AG Barr PLC	10,591	99,021
C&C Group PLC	35,511	77,127
Fevertree Drinks PLC	9,948	118,322
		294,470
Biotechnology — 0.4%
Genus PLC	6,234	169,527
Broadline Retail — 1.1%
B&M European Value Retail SA	94,765	437,239
THG PLC(b)	62,503	20,467
		457,706
Building Products — 0.7%
Genuit Group PLC	23,397	127,025
Volution Group PLC	18,702	153,457
		280,482
Capital Markets — 13.0%
Aberdeen Group PLC	173,774	406,689
AJ Bell PLC	30,713	203,188
Alpha Group International PLC	3,402	144,938
Ashmore Group PLC	40,371	84,093
Bridgepoint Group PLC(a)	23,438	91,516
CMC Markets PLC(a)	10,582	39,993
Foresight Group Holdings Ltd.	6,292	32,299
IG Group Holdings PLC	33,034	499,698
IntegraFin Holdings PLC	28,150	120,620
Intermediate Capital Group PLC	27,494	744,266
Investec PLC	57,842	413,047
IP Group PLC(b)	91,643	55,132
JTC PLC(a)	14,339	161,444
Jupiter Fund Management PLC	42,408	51,996
Man Group PLC/Jersey	111,229	262,854
Molten Ventures PLC(b)	14,921	60,191
Ninety One PLC	26,393	57,181
Plus500 Ltd.	6,846	314,319
Polar Capital Holdings PLC	8,187	46,648
Quilter PLC(a)	132,554	263,787
Rathbones Group PLC	4,351	96,723
St. James's Place PLC	50,758	762,775
TP ICAP Group PLC	71,461	252,581
Security	Shares	Value
Capital Markets (continued)
XPS Pensions Group PLC	17,738	$94,880
		5,260,858
Chemicals — 1.4%
Elementis PLC	55,979	107,623
Johnson Matthey PLC	15,052	349,192
Victrex PLC	8,246	87,327
		544,142
Commercial Services & Supplies — 1.6%
Johnson Service Group PLC	38,785	77,654
Mitie Group PLC	112,741	237,649
Renewi PLC	7,225	84,399
Serco Group PLC	96,656	243,250
		642,952
Communications Equipment — 0.3%
Spirent Communications PLC(b)	54,863	139,412
Construction & Engineering — 2.2%
Balfour Beatty PLC	48,189	324,597
Keller Group PLC	6,862	142,014
Kier Group PLC	42,209	96,200
Morgan Sindall Group PLC	4,306	224,872
Renew Holdings PLC	7,392	81,950
		869,633
Construction Materials — 1.3%
Breedon Group PLC	26,116	160,525
Ibstock PLC(a)	37,283	98,356
Marshalls PLC	22,687	85,436
RHI Magnesita NV	1,549	58,049
SigmaRoc PLC(b)	94,208	136,766
		539,132
Consumer Staples Distribution & Retail — 0.5%
Ocado Group PLC(b)	51,257	181,945
Distributors — 0.7%
Inchcape PLC	31,111	285,852
Diversified Consumer Services — 0.3%
Auction Technology Group PLC(b)(c)	9,148	56,081
Me Group International PLC	21,345	61,574
		117,655
Diversified REITs — 2.5%
British Land Co. PLC (The)	94,324	496,935
LondonMetric Property PLC	194,025	526,794
		1,023,729
Diversified Telecommunication Services — 0.6%
Gamma Communications PLC	8,454	135,091
Helios Towers PLC(b)	69,751	112,840
		247,931
Electrical Equipment — 0.3%
DiscoverIE Group PLC	9,016	77,138
Volex PLC(c)	12,261	47,704
		124,842
Electronic Equipment, Instruments & Components — 1.3%
Oxford Instruments PLC	5,488	132,613
Renishaw PLC	3,779	130,855
Spectris PLC	9,364	253,224
		516,692
Energy Equipment & Services — 0.2%
Hunting PLC	13,279	46,042

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI United Kingdom Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Energy Equipment & Services (continued)
John Wood Group PLC(b)	62,759	$15,593
		61,635
Financial Services — 1.1%
OSB Group PLC	34,693	228,883
Paragon Banking Group PLC	18,897	230,223
		459,106
Food Products — 2.7%
Bakkavor Group PLC(a)	19,145	53,912
Cranswick PLC	5,116	366,894
Greencore Group PLC	41,691	125,545
Hilton Food Group PLC	7,632	89,359
Premier Foods PLC	61,514	172,392
Tate & Lyle PLC	35,743	266,735
		1,074,837
Ground Transportation — 0.6%
Firstgroup PLC	56,597	145,649
Mobico Group PLC(b)	44,976	18,162
Zigup PLC	19,188	89,936
		253,747
Health Care Equipment & Supplies — 1.6%
Advanced Medical Solutions Group PLC	20,549	54,821
ConvaTec Group PLC(a)	154,807	605,440
		660,261
Health Care Providers & Services — 0.5%
CVS Group PLC	6,773	113,466
Spire Healthcare Group PLC(a)	26,385	68,843
		182,309
Health Care REITs — 1.1%
Assura PLC	306,872	204,259
Primary Health Properties PLC	119,862	162,465
Target Healthcare REIT PLC	57,921	77,703
		444,427
Health Care Technology — 0.2%
Craneware PLC	2,818	76,339
Hotels, Restaurants & Leisure — 3.9%
Carnival PLC(b)	13,038	271,427
Deliveroo PLC(a)(b)	91,995	217,789
Domino's Pizza Group PLC	33,361	117,227
Greggs PLC	9,653	268,631
Hollywood Bowl Group PLC	16,133	57,602
J D Wetherspoon PLC	8,300	81,993
Mitchells & Butlers PLC(b)	25,521	98,319
Playtech PLC	23,141	98,993
SSP Group PLC	75,592	166,139
Trainline PLC(a)(b)	40,916	149,145
Young & Co's Brewery PLC, Series A, Class A	3,042	39,839
		1,567,104
Household Durables — 5.8%
Bellway PLC	11,202	409,356
Berkeley Group Holdings PLC	9,375	531,754
Crest Nicholson Holdings PLC	21,829	53,788
Persimmon PLC	30,225	543,322
Taylor Wimpey PLC	334,317	538,950
Vistry Group PLC(b)	30,958	262,638
		2,339,808
Independent Power and Renewable Electricity Producers — 0.8%
Drax Group PLC	33,793	301,993
Security	Shares	Value
Industrial REITs — 1.3%
Tritax Big Box REIT PLC	210,768	$417,620
Urban Logistics REIT PLC	41,711	89,807
		507,427
Insurance — 5.6%
Beazley PLC	59,630	759,871
Conduit Holdings Ltd.	14,039	71,206
Direct Line Insurance Group PLC	123,801	497,889
Hiscox Ltd.	31,957	544,279
Just Group PLC	98,058	197,949
Lancashire Holdings Ltd.	23,036	187,777
		2,258,971
Interactive Media & Services — 2.9%
Baltic Classifieds Group PLC	43,068	209,802
MONY Group PLC	47,829	134,557
Rightmove PLC	73,559	741,206
Trustpilot Group PLC(a)(b)	33,114	102,704
		1,188,269
IT Services — 1.6%
Computacenter PLC	6,018	211,143
Kainos Group PLC	8,171	80,561
NCC Group PLC	28,133	59,520
Softcat PLC	12,268	296,765
		647,989
Leisure Products — 1.6%
Games Workshop Group PLC	3,113	643,190
Life Sciences Tools & Services — 0.2%
Oxford Nanopore Technologies PLC(b)(c)	45,099	75,153
Machinery — 5.3%
Bodycote PLC	16,934	129,139
IMI PLC	23,978	643,246
Judges Scientific PLC	533	58,169
Morgan Advanced Materials PLC	26,503	75,703
Rotork PLC	79,841	338,629
Vesuvius PLC	19,039	92,399
Weir Group PLC (The)	24,509	802,273
		2,139,558
Marine Transportation — 0.3%
Clarkson PLC	2,760	124,024
Media — 1.9%
4imprint Group PLC	2,646	127,148
Canal+ SA, NVS(b)	65,552	184,178
Future PLC	9,131	82,560
ITV PLC	317,814	334,812
YouGov PLC	11,156	49,710
		778,408
Metals & Mining — 3.0%
Atalaya Mining PLC	10,587	62,319
Endeavour Mining PLC	18,264	555,938
Ferrexpo PLC(b)	27,380	19,965
Greatland Gold PLC(b)	802,582	153,553
Hill & Smith PLC	7,598	189,307
Hochschild Mining PLC	31,569	117,353
Pan African Resources PLC	188,852	117,937
		1,216,372
Multi-Utilities — 0.4%
Telecom Plus PLC	6,386	173,374
Office REITs — 1.2%
Derwent London PLC	10,092	268,278

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI United Kingdom Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs (continued)
Great Portland Estates PLC	32,654	$148,927
Workspace Group PLC	12,682	71,253
		488,458
Oil, Gas & Consumable Fuels — 1.4%
Diversified Energy Co. PLC	5,318	75,014
Energean PLC	13,048	161,474
Harbour Energy PLC	54,381	130,471
Serica Energy PLC	24,117	49,858
Yellow Cake PLC(a)(b)	20,351	132,314
		549,131
Passenger Airlines — 1.2%
easyJet PLC	28,624	222,719
JET2 PLC	9,931	248,779
		471,498
Pharmaceuticals — 0.3%
Indivior PLC, NVS(b)	9,414	120,161
Professional Services — 0.9%
GlobalData PLC, NVS(c)	27,190	65,549
Hays PLC	150,397	146,003
Pagegroup PLC	27,921	101,792
RWS Holdings PLC	25,318	27,222
SThree PLC	12,340	39,183
		379,749
Real Estate Management & Development — 1.8%
Grainger PLC	66,511	199,534
International Workplace Group PLC(b)	71,134	184,853
Savills PLC	12,966	170,313
Sirius Real Estate Ltd.	142,586	183,589
		738,289
Residential REITs — 1.5%
Empiric Student Property PLC	62,012	80,544
Home REIT PLC(b)(d)	103,572	15,908
PRS REIT PLC (The)	48,713	76,230
UNITE Group PLC (The)	36,915	429,066
		601,748
Retail REITs — 1.4%
Hammerson PLC, NVS	45,949	175,487
Shaftesbury Capital PLC	138,291	274,549
Supermarket Income REIT PLC	116,916	129,329
		579,365
Semiconductors & Semiconductor Equipment — 0.2%
Alphawave IP Group PLC(b)(c)	35,274	68,267
Software — 0.9%
Alfa Financial Software Holdings PLC(a)	12,641	40,706
Bytes Technology Group PLC	21,620	153,843
Cerillion PLC	1,690	42,580
FD Technologies PLC(b)	1,356	44,396
GB Group PLC	23,571	87,262
		368,787
Specialized REITs — 1.0%
Big Yellow Group PLC	17,642	237,236
Safestore Holdings PLC	20,626	182,739
		419,975
Specialty Retail — 2.7%
AO World PLC(b)	30,340	41,369
ASOS PLC(b)(c)	3,921	16,562
Security	Shares	Value
Specialty Retail (continued)
boohoo Group PLC(b)(c)	70,338	$22,840
Currys PLC(b)	96,306	158,031
Dunelm Group PLC	12,371	198,538
Frasers Group PLC(b)	10,639	105,320
Moonpig Group PLC	30,253	101,619
Pets at Home Group PLC	43,378	155,806
Watches of Switzerland Group PLC(a)(b)	21,146	122,280
WH Smith PLC	12,118	170,982
		1,093,347
Technology Hardware, Storage & Peripherals — 0.1%
Raspberry PI Holdings PLC(b)(c)	8,192	57,833
Textiles, Apparel & Luxury Goods — 1.7%
Burberry Group PLC	33,908	474,353
Coats Group PLC	150,840	160,376
Dr. Martens PLC	55,011	44,175
		678,904
Trading Companies & Distributors — 5.4%
Ashtead Technology Holdings PLC	7,612	43,602
Diploma PLC	12,667	800,840
Grafton Group PLC	16,487	224,832
Howden Joinery Group PLC	51,838	601,551
RS Group PLC	44,752	343,836
Travis Perkins PLC	20,062	172,132
		2,186,793
Water Utilities — 0.8%
Penno Group PLC	44,556	306,872
Wireless Telecommunication Services — 0.5%
Airtel Africa PLC(a)	86,503	205,768
Total Long-Term Investments — 98.8% (Cost: $45,644,829)		39,899,083
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	300,905	301,025
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	10,000	10,000
Total Short-Term Securities — 0.8% (Cost: $311,023)		311,025
Total Investments — 99.6% (Cost: $45,955,852)		40,210,108
Other Assets Less Liabilities — 0.4%		154,406
Net Assets — 100.0%		$40,364,514

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI United Kingdom Small-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$697,540	$—	$(396,486)(a)	$404	$(433)	$301,025	300,905	$6,459 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—	(20,000)(a)	—	—	10,000	10,000	532	—
				$404	$(433)	$311,025		$6,991	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 250 Index	8	06/20/25	$454	$27,712
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,308,361	$33,574,814	$15,908	$39,899,083
Short-Term Securities
Money Market Funds	311,025	—	—	311,025
	$6,619,386	$33,574,814	$15,908	$40,210,108

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI United Kingdom Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$27,712	$—	$27,712

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust